Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
13.	Inventories

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Raw materials and consumables	2,339,933	2,201,886	309,968
Work in progress	24,312	19,423	2,734
Finished goods	2,573,510	2,427,718	341,759

Total inventories at the lower of cost and net realizable value	4,937,755	4,649,027	654,461

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	16,457,476	11,991,899	13,444,277	1,892,601
Inclusive of the following charge/(credit):
- Inventories written down	32,813	86,650	77,466	10,905
- Reversal of write-down of inventories	(41,823)	(31,765)	(27,447)	(3,864)
- Inventories written off	10,085	—	—	—

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value or consumed for production.